                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2010
                                               --------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
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Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

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Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
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Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.              April 9, 2010
---------------------     -------------------------         ---------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      47
                                           ------------

Form 13F Information Table Value Total:      $68,482
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -----

Abbott Laboratories                COM    002824100     1670     31700  SH          SOLE               29700           2000
                                                         421      8000  SH          OTHER                              8000
Applied Materials Inc.             COM    038222105      633     47000  SH          SOLE               47000
BP Amoco PLC                       COM    055622104      455      7974  SH          SOLE                7174            800
                                                         215      3760  SH          OTHER                              3760
Berkshire Hathaway Inc. Class      COM    084670207      394      4850  SH          SOLE                4250            600
Bristol Myers Co.                  COM    110122108     2237     83800  SH          SOLE               77800           6000
Cisco Systems                      COM    17275R102     2746    105500  SH          SOLE              101600           3900
Coca Cola Co.                      COM    191216100     1809     32900  SH          SOLE               30400           2500
                                                          22       400  SH          OTHER                               400
E. I. duPont de Nemours & Co.      COM    263534109     3128     84000  SH          SOLE               80500           3500
EMC Corp.                          COM    268648102     1138     63100  SH          SOLE               57100           6000
                                                          27      1500  SH          OTHER                              1500
Emerson Electric Co.               COM    291011104     2336     46400  SH          SOLE               43300           3100
                                                          30       600  SH          OTHER                               600
Exxon Mobil                        COM    30231G102     1031     15397  SH          SOLE               14452            945
                                                         568      8484  SH          OTHER                              8484
General Electric Co.               COM    369604103     3405    187111  SH          SOLE              178411           8700
                                                         272     14928  SH          OTHER                             14928
Hewlett Packard                    COM    428236103     1637     30800  SH          SOLE               26600           4200
IBM                                COM    459200101     2007     15652  SH          SOLE               14152           1500
                                                         136      1064  SH          OTHER                              1064
Intel Corp.                        COM    458140100     2173     97500  SH          SOLE               92500           5000
                                                          33      1500  SH          OTHER                              1500
Johnson & Johnson                  COM    478160104     3736     57300  SH          SOLE               52900           4400
KLA Tencor Corp.                   COM    482480100     1339     43300  SH          SOLE               40400           2900
Marsh & McLennan Companies Inc     COM    571748102      577     23644  SH          OTHER                             23644
Merck & Co., Inc.                  COM    58933Y105     2077     55600  SH          SOLE               50100           5500
                                                         112      3000  SH          OTHER                              3000
Microsoft Corp.                    COM    594918104     1678     57300  SH          SOLE               53700           3600
                                                          94      3200  SH          OTHER                              3200
PepsiCo Inc.                       COM    713448108      265      4000  SH          SOLE                4000
Pfizer, Inc.                       COM    717081103      929     54185  SH          SOLE               47798           6387
                                                         101      5910  SH          OTHER                              5910
Plum Creek Timber                  COM    729251108     1790     46000  SH          SOLE               42500           3500
Procter & Gamble Company           COM    742718109     1139     18000  SH          SOLE               17100            900
                                                          25       400  SH          OTHER                               400
Progressive Corp.-Ohio             COM    743315103      895     46872  SH          SOLE               46872
                                                       12333    646036  SH          OTHER             646036
Royal Dutch Shell                  COM    780259206      810     14000  SH          SOLE               14000
Stryker Corp.                      COM    863667101     6051    105744  SH          SOLE              100044           5700
                                                         572     10000  SH          OTHER                             10000
Symantec Corp.                     COM    871503108      797     47100  SH          SOLE               44100           3000
Unilever PLC                       COM    904767704     2419     82600  SH          SOLE               76880           5720
                                                          79      2700  SH          OTHER                              2700
Deutsche Bank Capital Funding      PFD    25153Y206     1199     52000  SH          SOLE               42000          10000
Pimco Commodity Real Return -             722005667      938    120000  SH          SOLE              120000